Statement of Stockholders' Equity (USD $)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Stock Subscription [Member]	Other Comprehensive Income / Loss [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]
Beginning balance, amount at Dec. 31, 2011	$ 1,683,993		$ 2,328	$ 10,997,407			$ (9,284,241)
Beginning balance, shares at Dec. 31, 2011			23,284,236
Stock purchase, shares			4,208,872
Stock purchase, amount	1,752,240		434	1,751,806
Closing costs on equity issuance	(334,684)			(334,684)
Stock grant, shares			1,926,496
Stock grant, amount	1,210,911		179	1,210,732
Stock purchase Preferred, shares		470,000
Stock purchase Preferred, value	470,000	47		469,953
Conversion of Preferred Stock, shares		(250,000)	833,334
Conversion of Preferred Stock, amount		(25)	84	(59)
Option grant	219,647			219,647
Beneficial Conversion Feature	120,254			120,254
Warrant grant, amount	50,684			50,684
Net loss	(4,134,061)						(4,134,061)
Ending balance, amount at Dec. 31, 2012	1,038,984	22	3,025	14,485,740			(13,418,302)	(31,501)
Ending balance, shares at Dec. 31, 2012		220,000	30,352,938					23,334
Stock purchase, shares			19,125,006
Stock purchase, amount	5,562,816		1,913	5,735,903	(175,000)
Offering costs	(182,184)			(182,184)
Stock grant, shares			2,402,969
Stock grant, amount	1,048,091		240	1,047,851
Conversion of Preferred Stock, shares		(220,000)	528,000
Conversion of Preferred Stock, amount		(22)	53	(31)
Option grant	716,983			716,983
Conversion of debt, shares			93,334
Conversion of debt, amount	28,000		9	27,991
Beneficial Conversion Feature	116,667			116,667
Net loss	(6,086,197)					1,268	(6,087,465)
Ending balance, amount at Dec. 31, 2013	2,243,160	0	5,240	21,948,920	(175,000)	1,268	(19,505,767)	(31,501)
Ending balance, shares at Dec. 31, 2013		0	52,402,247					23,334
Stock purchase, shares			9,884,635
Stock purchase, amount	3,735,300		989	3,559,311	175,000
Offering costs	(254,000)			(254,000)
Stock grant, shares			1,319,000
Stock grant, amount	204,574		132	204,442
Option grant	1,453,811			1,453,811
Warrant exercise, shares			49,569
Warrant exercise, amount			5	(5)
Stock compensation, shares			150,000
Stock compensation, amount	166,174		15	166,159
Warrant grant, amount	321,603			321,603
Net loss	(6,349,194)					(1,727)	(6,347,467)
Ending balance, amount at Sep. 30, 2014	$ 1,521,428	$ 0	$ 6,381	$ 27,400,241	$ 0	$ (459)	$ (25,853,234)	$ (31,501)
Ending balance, shares at Sep. 30, 2014		0	63,805,451					23,334